CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 35,667,074	$ 24,669,133
Restricted cash	3,293,189	3,264,145
Short-term investments	50,036	50,028
Accounts receivable, net of allowance for doubtful accounts of US$1,161,955 and US$1,180,423 as of December 31, 2020 and June 30, 2021, respectively	31,450,765	28,127,346
Prepaid expenses and other current assets	8,965,912	12,073,226
Total current assets	79,426,976	68,183,878
Long-term restricted cash	21,700,000	21,689,436
Property and equipment, net	4,100,477	5,393,742
Intangible assets, net	325,631	396,495
Operating lease right-of-use assets	1,818,213
Long-term investments	619,801	306,518
Other non-current assets	1,210,757	932,311
TOTAL ASSETS	87,501,855	96,902,380
Current liabilities (including amounts of the consolidated VIEs without recourse to the Company. See Note 2(b)):
Accounts payable	50,245,783	76,125,973
Short-term borrowings	15,162,304	10,958,022
Accrued salary and benefits	6,554,525	9,143,476
Operating lease liabilities, current	1,321,794
Accrued expenses and other current liabilities	6,684,535	10,686,518
Convertible notes	16,242,636
Derivative liabilities	1,577,128
Deferred revenue	3,085,999	3,331,511
Total current liabilities	100,874,704	110,245,500
Other non-current liabilities	391,370	459,435
Operating lease liabilities, non-current	230,804
TOTAL LIABILITIES	101,496,878	110,704,935
Commitments and contingencies
Shareholders' deficit:
Treasury shares (44,511,050 and 63,248,150 shares as of December 31, 2020 and June 30, 2021, respectively)	(5,229,132)	(4,672,334)
Additional paid-in capital	206,158,746	193,918,852
Accumulated deficit	(213,099,385)	(200,965,075)
Accumulated other comprehensive loss	(1,858,639)	(2,114,916)
Total shareholders' deficit	(13,995,023)	(13,802,555)
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT	87,501,855	96,902,380
Class A
Shareholders' deficit:
Ordinary shares	30,925	28,456
Class B
Shareholders' deficit:
Ordinary shares	$ 2,462	$ 2,462